                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended    June 30, 1999
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   HARDING, LOEVNER MANAGEMENT, L.P.
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Address:   50 DIVISION STREET
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           SUITE 401
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           SOMERVILLE, NEW JERSEY 08876
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Form 13F File Number:  28-4434
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David R. Loevner
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Title:  President of HLM Holdings, Inc., GP of Harding, Loevner Management, LP
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Phone:  908-218-7900
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Signature, Place, and Date of Signing:

/s/ David R. Loevner               Somerville, NJ                8-3-99
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
                                          Report for Quarter Ended June 30, 1999



                    Item 1:                            Item 2:                 Item 3:               Item 4:            Item 5:
                                                                                                   Fair Market         Shares or
                                                                                                   -----------         ---------
                Name Of Issuer                      Title of Class     CUSIP                          Value         Principal Amt.
                --------------                      --------------     -----                          -----         --------------
AIR PRODUCTS & CHEMICALS                        COM                    009158 10 6                   3,155,600            78,400
ALLIED CAP CORP                                 COM                    01903Q 10 8                   8,479,228           353,301
ALLIED SIGNAL INC                               COM                    019512 10 2                   6,337,800           100,600
AMERICAN HOME PRODUCT CORP.                     COM                    026609 10 7                     230,000             4,000
AMERICAN INTERNATIONAL GROUP                    COM                    026874 10 7                   5,405,225            46,100
ASPEN TECHNOLOGY, INC.                          COM                    045327 10 3                     769,037            65,450
BAXTER INTL INC                                 COM                    071813 10 9                   4,764,397            75,588
BRITISH TELECOM                                 ADR                    111021 40 8                     736,375             4,300
CBT GROUP PLC                                   ADR                    124853 30 0                  13,076,250           792,500
COLGATE PALMOLIVE CO.                           COM                    194162 10 3                   8,165,650            82,900
CORNING INC.                                    COM                    219350 10 5                     308,550             4,400
DEERE & CO.                                     COM                    244199 10 5                   3,530,794            90,100
DOVER CORP                                      COM                    260003 10 8                   2,968,000            84,800
EXXON CORP                                      COM                    302290 10 1                   4,612,075            59,800
FEDERAL NATIONAL MTG. ASSOC.                    COM                    313586 10 9                   4,410,187            64,500
GENERAL ELECTRIC CO                             COM                    369604 10 3                     896,000             8,000
GLAXO WELLCOME PLC                              SPONSORED ADR          37733W 10 5                  18,189,082           321,220
GOLDMAN SACHS GROUPS INC.                       COM                    38141G 10 4                   1,035,342            14,330
HEWLETT PACKARD CO                              COM                    428236 10 3                     640,000             6,400
IMPERIAL OIL LTD ADR                            COM NEW                453038 40 8                  19,276,481         1,017,900
INTEL CORP                                      COM                    458140 10 0                   4,391,100            73,800
INTERNATIONAL BUSINESS MACHS                    COM                    459200 10 1                   3,447,808            26,624
JOHNSON & JOHNSON                               COM                    478160 10 4                  66,609,424           679,688
LUXOTTICA GROUP ADR                             SPONSORED ADR          55068R 20 2                  18,177,389         1,168,025
MCI WORLDCOM INC.                               COM                    55268B 10 6                   1,595,625            18,500
MERCK & CO INC                                  COM                    589331 10 7                     211,156             2,868
MONSANTO CO                                     COM                    611662 10 7                   1,459,856            36,900
NORTHERN BORDER PARTNERS LP                     UNIT LTD PARTN         664785 10 2                   1,357,431            43,700
PFIZER INC                                      COM                    717081 10 3                   4,785,100            43,600
QUINTILES TRANSNATIONAL CORP.                   COM                    748767 10 0                   3,670,800            87,400
ROYAL DUTCH PETE CO ADR                         NY REG GLD1.25         780257 80 4                  43,119,720           715,680
ROYCE MICRO-CAP TR INC                          COM                    780915 10 4                   1,156,047           137,013
SCHLUMBERGER LTD                                COM                    806857 10 8                   6,236,280            97,920
SUBURBAN PROPANE PARTNERS LP                    UNIT LTD PARTN         864482 10 4                     390,000            20,000
SUN MICROSYSTEMS                                COM                    866810 10 4                   3,774,350            54,800
TAIWAN SEMICONDUCTOR MFG LTD                    ADR                    874039 10 0                      65,912            17,220
TELEFONOS de MEXICO                             ADR                    879403 78 0                  11,677,406           144,500
THERMO ELECTRON                                 COM                    883556 10 2                   4,802,762           239,390
THERMO INSTRUMENT SYSTEMS                       COM                    883559 10 6                     216,000            13,500
WELLS FARGO                                     COM                    949746 10 1                   3,603,825            84,300
WISCONSIN CENT TRANSN CORP                      COM                    976592 10 5                   2,961,487           156,900
WRIGLEY WM. JR. CO.                             COM                    982526 10 5                   3,079,800            34,220
                       TOTAL                                                                       293,775,351

                    Item 1:                           Item 6:                        Item 7:              Item 8:
                                                Investment Discretion                                    Voting Auth.
                                                ---------------------                                    ------------
                Name Of Issuer             (a) Sole  (b)Shared  (c)Shared Other     Managers   (a) Sole (b) Shared   (c) None
                --------------             --------  ---------  ---------------     --------   -------------------   --------
AIR PRODUCTS & CHEMICALS                   X                                                        X
ALLIED CAP CORP                            X                                                        X
ALLIEDSIGNAL INC                           X                                                        X
AMERICAN HOME PRODUCT CORP.                X                                                        X
AMERICAN INTERNATIONAL GROUP               X                                                        X
ASPEN TECHNOLOGY, INC.                     X                                                        X
BAXTER INTL INC                            X                                                        X
BRITISH TELECOM                            X                                                        X
CBT GROUP PLC                              X                                                        X
COLGATE PALMOLIVE CO.                      X                                                        X
CORNING INC.                               X                                                        X
DEERE & CO.                                X                                                        X
DOVER CORP                                 X                                                        X
EXXON CORP                                 X                                                        X
FEDERAL NATIONAL MTG. ASSOC.               X                                                        X
GENERAL ELECTRIC CO                        X                                                        X
GLAXO WELLCOME PLC                         X                                                        X
GOLDMAN SACHS GROUPS INC.                  X                                                        X
HEWLETT PACKARD CO                         X                                                        X
IMPERIAL OIL LTD ADR                       X                                                        X
INTEL CORP                                 X                                                        X
INTERNATIONAL BUSINESS MACHS               X                                                        X
JOHNSON & JOHNSON                          X                                                        X
LUXOTTICA GROUP ADR                        X                                                        X
MCI WORLDCOM INC.                          X                                                        X
MERCK & CO INC                             X                                                        X
MONSANTO CO                                X                                                        X
NORTHERN BORDER PARTNERS LP                X                                                        X
PFIZER INC                                 X                                                        X
QUINTILES TRANSNATIONAL CORP.              X                                                        X
ROYAL DUTCH PETE CO ADR                    X                                                        X
ROYCE MICRO-CAP TR INC                     X                                                        X
SCHLUMBERGER LTD                           X                                                        X
SUBURBAN PROPANE PARTNERS LP               X                                                        X
SUN MICROSYSTEMS                           X                                                        X
TAIWAN SEMICONDUCTOR MFG LTD               X                                                        X
TELEFONOS de MEXICO                        X                                                        X
THERMO ELECTRON                            X                                                        X
THERMO INSTRUMENT SYSTEMS                  X                                                        X
WELLS FARGO                                X                                                        X
WISCONSIN CENT TRANSN CORP                 X                                                        X
WRIGLEY WM. JR. CO.                        X                                                        X
                                TOTAL